RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

	2020	2021
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	376,719,310	29,417,134
Accounts receivable from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai)	33,638,826	—
Subtotal	410,358,136	29,417,134
Notes receivables from a related party:
Notes receivables from JinkoPower	33,001,402	—

Other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	20,609,442	11,990,502
Other receivables from JinkoPower for miscellaneous transactions	3,146,781	5,357,546
Subtotal	23,756,223	17,348,048
Other assets from a related party:
Guarantee receivables due from JinkoPower	107,318,909	3,291,940

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	14,113,577	15,863,346

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	71,240,329	2,229,986
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	275,075	—
Subtotal	71,515,404	2,229,986
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(2)	As of December 31, 2020 and 2021, bank deposits of the Group with the amount of RMB17.7 million and nil were pledged for certain loans of JinkoPower, respectively.
(3)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71.0 million.

Schedule of Transactions with Related Parties

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV	144,287,938	51,201,037	—
Income of financing guarantees	18,574,433	14,687,691	6,364,065
Revenue from sales of products to JinkoPower	7,812,477	5,072,143	27,098,993
Income of project management provided to Sweihan PV	—	3,721,149	659,847
Rental services provided to JinkoPower	2,177,280	2,177,280	4,003,674

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	39,565,882	27,485,358	5,309,769
Solar project management service provided by JinkoPower	23,266,889	9,442,936	8,753,242
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	—
Electricity fee charged by JinkoPower	—	3,087,690	7,724,917
Construction service of solar project provided by JinkoPower	8,935,653	—	—
Other fees charged by JinkoPower	—	—	16,038